SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule Of Wholly-Owned Or Controlled Entities	The following are Cresco Labs’ wholly-owned or controlled entities as of December 31, 2025:

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
Cali-Antifragile Corp.	California	Holding Company	100%
River Distributing Co., LLC	California	Holding Company	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Cannroy Delaware Inc.	Delaware	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Holding Company	100%
Cresco U.S. Corp.	Illinois	Holding Company	100%
Keystone Integrated Care, LLC	Pennsylvania	Dispensary	100%
Arizona Facilities Supply, LLC	Arizona	Holding Company	100%
Cresco Labs Michigan Management, LLC	Michigan	Holding Company	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Cultivation, Production and Dispensary Facility	100%
Valley Agriceuticals Real Estate	New York	Holding Company	100%
JDRC Ellenville, LLC	Illinois	Holding Company	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
BL Pierce, LLC	Massachusetts	Holding Company	100%
BL Uxbridge, LLC	Massachusetts	Holding Company	100%
BL Main, LLC	Massachusetts	Holding Company	100%
BL Burncoat, LLC	Massachusetts	Holding Company	100%
BL Framingham, LLC	Massachusetts	Holding Company	100%
BL Worcester, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Holding Company	100%
Cultivate Worcester, Inc.	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc.	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc.	Massachusetts	Dispensary	100%
Cultivate Cultivation, LLC	Massachusetts	Cultivation and Production Entity	100%
High Road Holdings LLC	Delaware	Holding Company	100%
SPS Management, LLC	Delaware	Holding Company	100%
Strategic Capital and Management Services, LLC[1]	Illinois	Dispensary	0%
Altus Global, LLC	Delaware	Holding Company	100%
Altus, LLC	Delaware	Holding Company	100%
GoodNews Holdings, LLC	Illinois	Licensing Company	100%
Wonder Holdings, LLC	Illinois	Licensing Company	100%
JDRC Seed, LLC	Illinois	Educational Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Dispensary	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Cresco Labs Texas, LLC	Texas	Holding Company	100%

Entity	Location	Purpose	Percentage Held
CL Kentucky HoldCo, LLC	Delaware	Holding Company	100%
CL Kentucky Cultivation, LLC	Delaware	Cultivation Entity	100%
CL Kentucky Processing, LLC	Delaware	Production Entity	100%
CL Kentucky Dispensing, LLC	Delaware	Dispensary	100%
Cresco Labs, LLC	Illinois	Operating Entity	66%
IP CL, LLC	Delaware	Holding Company	100%
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Holding Company	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
Strip District Education Center	Pennsylvania	Holding Company	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
Strategic Property Concepts, LLC	Ohio	Holding Company	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 4, LLC	Ohio	Holding Company	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 5, LLC	Ohio	Holding Company	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
FloraMedex, LLC	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Missouri Management, LLC	Missouri	Holding Company	100%
JDRC Acquisitions, LLC	Illinois	Holding Company	100%
JDRC 7841 Grand LLC	Illinois	Holding Company	100%
JDRC Lincoln, LLC	Illinois	Holding Company	100%
JDRC Danville, LLC	Illinois	Holding Company	100%
JDRC Kankakee, LLC	Illinois	Holding Company	100%
JDRC Brookville, LLC	Illinois	Holding Company	100%
Cresco Labs Michigan, LLC[2]	Michigan	Cultivation and Production Facility	85%
[1]See Note 17 “Variable Interest Entities” for additional information.
[2]Legally, Cresco Labs Michigan, LLC is 42.5% owned by a related party within management of the Company.

Schedule of Property, Plant and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 16 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Property and equipment as of December 31, 2025 and December 31, 2024 consisted of the following:

($ in thousands)	December 31, 2025	December 31, 2024
Land and Buildings	$213,171	$209,668
Machinery and Equipment	42,905	44,347
Furniture and Fixtures	47,745	43,054
Leasehold Improvements	170,849	183,522
Website, Computer Equipment and Software	11,975	11,853
Vehicles	2,678	2,784
Construction In Progress	22,988	12,037
Total property and equipment, gross	512,311	507,265
Less: Accumulated depreciation	(185,119)	(162,419)
Property and equipment, net	$327,192	$344,846
The following table reflects depreciation expense related to property and equipment for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Depreciation expense included in cost of goods sold and ending inventory	$26,313	$28,648
Depreciation expense included in selling, general, and administrative expense	14,416	15,547
Total depreciation expense	$40,729	$44,195
The following table reflects depreciation expense capitalized to cost of goods sold and depreciation expense capitalized to ending inventory for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Capitalized expense included in cost of goods sold	$25,664	$33,299
Capitalized expense to inventory for prior periods	8,345	12,795

Schedule of Finite-Lived Intangible Assets

Category	Estimated Useful Life
Customer Relationships	7 - 8 years
Permit Application Fees	1 - 2 years
Intangible assets consisted of the following as of December 31, 2025 and December 31, 2024:

	December 31, 2025			December 31, 2024
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets:
Customer Relationships	$30,600	$(19,150)	$11,450	$31,300	$(15,736)	$15,564
Trade Names	1,400	(1,400)	—	2,100	(1,750)	350
Permit Application Costs	4,488	(3,123)	1,365	20,699	(18,270)	2,429
Other Intangibles	4,917	(4,917)	—	6,013	(6,013)	—
Indefinite-Lived Intangible Assets:
Licenses	262,527	—	262,527	275,651	—	275,651
Total Intangible Assets	$303,932	$(28,590)	$275,342	$335,763	$(41,769)	$293,994